Segment Reporting	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
The Company has two reportable segments, its conventional tanker segment and its ship-to-ship transfer segment. The Company’s conventional tanker segment consists of the operation and commercial management of all of its tankers and those tankers employed on full service lightering contracts. The Company’s ship-to-ship transfer segment consists of the Company’s ship-to-ship support services, including those provided to the Company’s conventional tanker segment as part of full service lightering operations and LNG terminal management, consultancy, procurement and other related services. Segment results are evaluated based on income (loss) from operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

The following tables include results for the Company’s revenues and income (loss) from operations by segment for the three and six months ended June 30, 2019 and June 30, 2018.

Three Months Ended June 30, 2019
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (2)	190,351	14,429	(2,503)	202,277
Voyage expenses	(95,171)	—	2,503	(92,668)
Vessel operating expenses	(43,375)	(10,225)	—	(53,600)
Time-charter hire expenses	(9,196)	(1,596)	—	(10,792)
Depreciation and amortization	(29,762)	(896)	—	(30,658)
General and administrative expenses (3)	(8,729)	(779)	—	(9,508)
Income from operations	4,118	933	—	5,051

Equity loss	(169)	—	—	(169)

Three Months Ended June 30, 2018
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (2)	163,849	11,210	(3,400)	171,659
Voyage expenses	(90,333)	—	3,400	(86,933)
Vessel operating expenses	(44,738)	(7,914)	—	(52,652)
Time-charter hire expenses	(4,113)	(1,584)	—	(5,697)
Depreciation and amortization	(28,454)	(1,119)	—	(29,573)
General and administrative expenses (3)	(8,433)	(974)	—	(9,407)
Gain on sale of vessel	—	170	—	170
Restructuring charges	(152)	(830)	—	(982)
Loss from operations	(12,374)	(1,041)	—	(13,415)

Equity loss	(70)	—	—	(70)

Six Months Ended June 30, 2019
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (2)	412,414	27,736	(5,372)	434,778
Voyage expenses	(195,379)	—	5,372	(190,007)
Vessel operating expenses	(87,722)	(20,465)	—	(108,187)
Time-charter hire expenses	(17,166)	(3,074)	—	(20,240)
Depreciation and amortization	(58,788)	(1,735)	—	(60,523)
General and administrative expenses (3)	(17,075)	(1,598)	—	(18,673)
Income from operations	36,284	864	—	37,148

Equity income	584	—	—	584

Six months ended June 30, 2018
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (2)	323,660	23,042	(6,578)	340,124
Voyage expenses	(173,504)	—	6,578	(166,926)
Vessel operating expenses	(88,454)	(17,193)	—	(105,647)
Time-charter hire expenses	(7,391)	(2,989)	—	(10,380)
Depreciation and amortization	(56,639)	(2,364)	—	(59,003)
General and administrative expenses (3)	(17,400)	(1,792)	—	(19,192)
Gain on sale of vessel	—	170	—	170
Restructuring charges	(152)	(830)	—	(982)
Loss from operations	(19,880)	(1,956)	—	(21,836)

Equity income	624	—	—	624

(1)
The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations and the pricing for such services was based on actual costs incurred.

(2)	Revenues, net of the inter-segment adjustment, earned from the ship-to-ship transfer segment are reflected in Other Revenues in the Company's consolidated statements of loss.

(3)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	As at	As at
	June 30, 2019	December 31, 2018
	$	$
Conventional Tanker Segment	2,080,124	2,069,854
Ship-to-Ship Transfer Segment	38,375	36,315
Cash and cash equivalents	35,429	54,917
Consolidated total assets	2,153,928	2,161,086